Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14: SUBSEQUENT EVENTS
On July 20, 2017, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended June 30, 2017 of $0.4225 per unit. The distribution is payable on August 11, 2017 to all holders of record of common, subordinated, subordinated Series A units and general partner units on August 8, 2017. The aggregate amount of the declared distribution is anticipated to be $9,031.